Summary of General Terms of Stock-Based Compensation Plans for Awards Granted (Parenthetical) (Detail) - Maximum	Dec. 31, 2019 shares
2004 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, common stock shares reserved	1,400,000
2006 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, common stock shares reserved	200,000
2007 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, common stock shares reserved	400,000
2009 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, common stock shares reserved	300,000
2010 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, common stock shares reserved	200,000